Debt (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fourth Royalty Target Period [Member]
Debt Instrument [Line Items]
ROYALTY TARGET	$ 24,000,000	$ 24,000,000
EARN-OUT VALUE	$ 7,500,000	$ 7,500,000
ROYALTY TARGET PERIODS	Royalty Target Period (October 1, 2014 to September 30, 2015)	Royalty Target Period (October 1, 2014 to September 30, 2015)
Applicable Less than 76% [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	0.00%	0.00%
Applicable 76% up to 80% [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	40.00%	40.00%
Applicable 80% up to 90% [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	70.00%	70.00%
Applicable 90% up to 95% [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	80.00%	80.00%
Applicable 95% up to 100% [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	90.00%	90.00%
Applicable 100% or Greater [Member]
Debt Instrument [Line Items]
% OF EARN-OUT VALUE EARNED	100.00%	100.00%